Employee Benefit Plans (Actual & Target Allocation of Fair Value by Asset Class) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits U.S. Plans
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Pension Benefits U.S. Plans | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	80.00%
Actual	71.00%	69.00%
Pension Benefits U.S. Plans | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	10.00%
Actual	14.00%	15.00%
Pension Benefits U.S. Plans | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	10.00%
Actual	15.00%	16.00%
Other Postretirement Benefits U.S. Plans
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Other Postretirement Benefits U.S. Plans | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	76.00%
Actual	73.00%	71.00%
Other Postretirement Benefits U.S. Plans | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	24.00%
Actual	25.00%	27.00%
Other Postretirement Benefits U.S. Plans | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	2.00%	2.00%